Financial risk management and financial instruments - Interest Rate Swap (Details) - ZAR (R) R in Millions		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Financial risk management and financial instruments
Fair value loss recognised in other comprehensive income	[1]	R (2,192)	R (287)	R 1,233
Recognised in profit and loss		(6,997)	(2,465)	(3,876)
Gain on reclassification from cash flow hedge reserve to profit and loss			115
Interest rate swap
Financial risk management and financial instruments
Recognised in profit and loss		R (101)	(1,475)	R 52
Interest rate swap | Mozambique
Financial risk management and financial instruments
Average fixed rate		2.80%
Recognised in profit and loss		R (97)	10
Interest rate swap | Cash flow hedge | North America
Financial risk management and financial instruments
Average fixed rate		2.82%
Fair value loss recognised in other comprehensive income		R (2,192)	(285)
Recognised in profit and loss		R (4)	(1,485)
Gain on reclassification from cash flow hedge reserve to profit and loss			R 115

[1]	The interest rate swap was redesignated as a hedging instrument in a cash flow hedge during the current year, with hedge accounting resumed. Losses incurred on the movement in the swap derivative are recognized in other comprehensive income and amounted to R2 192 million (2019 - R1 400 million; 2018 - R286 million). 2019 included a gain of R115 million relating to the reclassification of the swap to profit and loss on termination of the hedge relationship.